Financial assets at amortized cost (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Income from Financial Assets at Amortized Cost

	December 31, 2018	December 31, 2018
	NT$000	US$000
Current
Time deposits	169,168	5,526

Non-current
Time deposits	30,715	1,003
Restricted bank deposits	68,388	2,234

	99,103	3,237

Amounts recognized in profit or loss in relation to financial assets at amortized cost are listed below:

	2018	2018
	NT$000	US$000
Interest income	920	30